Operating Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating Expenses [Abstract]
Lease liabilities	$ 0.5	$ 0.4	$ 1.5	$ 1.5